Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurement
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

		Fair value measurement at reporting date using
		Quoted Prices
		in Active
		Markets for		Significant
		Identical	Significant Other	Unobservable
	December 31	Assets	Observable Inputs	Inputs
Items	2020	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Structured deposits under fair value option	3,588,170	—	3,588,170	—
Listed equity securities	572,963	572,963	—	—
Total	4,161,133	572,963	3,588,170	—

28 Fair value measurement (Continued)

		Fair value measurement at reporting date using
		Quoted Prices
		in Active
		Markets for		Significant
		Identical	Significant Other	Unobservable
	December 31	Assets	Observable Inputs	Inputs
Items	2021	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Structured deposits under fair value option	4,622	—	4,622	—
Listed equity securities	13,342,946	451,679	12,891,267	—
Equity investments in Chengxin	12,767	—	—	12,767
Convertible Note of Chengxin	673,357	—	—	673,357
Other debt investments under fair value option	739,446	—	739,446	—
Total	14,773,138	451,679	13,635,335	686,124